AMOUNTS DUE FROM RELATED COMPANIES	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Amounts Due From Related Parties Disclosure [TextBlock]
NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd	$140	$-
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	1	-
Jinong High-Tech Agriculture Model Park, Inc.	-	123
Total	$141	$123

All the entities referred to above are indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided integration system service to such parties.